UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549FORM ABS-15G
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: ____Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
__________________ to __________________
Date of Report (Date of earliest event reported)__________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer: __________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 150a-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
   X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:      0001833111
CONTINENTAL FINANCE CREDIT CARD ABS MASTER TRUST
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable):   _____________
Lamiaa Elfar, General Counsel, (732) 957-9560
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
Attached as Exhibit 99.1 to this Form ABS-15G is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 4, 2020, of Ernst & Young LLP, which sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: December 4, 2020
CONTINENTAL FINANCE CREDIT CARD ABS, LLC

By:	/s/ Stephen McSorley_____
Name: Stephen McSorley
Title: President

Exhibit Number	Description
Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 4, 2020, of Ernst & Young LLP.